UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		November 14, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      26
						     ----------
Form 13F Information Table Value Total	              $179,340
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Affiliated Computer Services    CL A	       008190100   5526	    110000  SH	     SOLE    NONE     110000   0      0
Aldila Inc.			COM NEW	       014384200   2844	    172050  SH       SOLE    NONE     172050   0      0
Allstate Corp.	                COM	       020002101  11724	    205000  SH	     SOLE    NONE     205000   0      0
Allstate Corp.	                COM	       020002101  20017	    350000	CALL SOLE    NONE     350000   0      0
Allstate Corp.	                COM	       020002101   5793	    101300	CALL SOLE    NONE     101300   0      0
Allstate Corp.	                COM	       020002101   8007     140000	CALL SOLE    NONE     140000   0      0
Ceridian Corp.New	        COM	       156779100   3525	    101470  SH       SOLE    NONE     101470   0      0
Covidien Ltd.	                COM	       G2552X108   2905	     70000  SH	     SOLE    NONE      70000   0      0
Computer Sciences Corp	        COM	       205363104   8385	    150000  SH       SOLE    NONE     150000   0      0
First Advantage Corp.           CL A	       31845F100   1708	     96673  SH	     SOLE    NONE      96673   0      0
Fidelity Natl Information Sv	COM	       31620M106  12060	    271800  SH	     SOLE    NONE     271800   0      0
Halliburton Co.	                COM	       406216101  12204	    317800  SH       SOLE    NONE     317800   0      0
Halliburton Co.	                COM	       406216101  15360	    400000	CALL SOLE    NONE     400000   0      0
ITT CORP NEW	                COM	       450911102   5434	     80000  SH       SOLE    NONE      80000   0      0
Landamerica Finl Group Inc	COM	       514936103   3898	    100000  SH	     SOLE    NONE     100000   0      0
Legg Mason Inc.	                COM	       524901105   6111	     72500  SH	     SOLE    NONE      72500   0      0
Millipore Corp.	                COM	       601073109   3032	     40000  SH	     SOLE    NONE      40000   0      0
McCormick & Co. Inc.     	COM NON VTG    579780206   3417      95000  SH	     SOLE    NONE      95000   0      0
Pfizer Inc.	                COM	       717081103   3542	    145000  SH	     SOLE    NONE     145000   0      0
Platinum Underwriter Hldgs L	COM	       G7127P100  10254	    285140  SH	     SOLE    NONE     285140   0      0
SAIC, Inc	                COM	       78390X101   3838	    200000  SH       SOLE    NONE     200000   0      0
Skillsoft PLC	                SPONSORED ADR  830928107   7224	    803575  SH       SOLE    NONE     803575   0      0
Sumtotal Sys Inc.	        COM	       866615107   6055	   1035000  SH	     SOLE    NONE    1035000   0      0
Symantec Corp.	                COM	       871503108   5814	    300000  SH	     SOLE    NONE     300000   0      0
Ultra Clean Holdings, Inc.	COM	       90385V107   7203	    491335  SH	     SOLE    NONE     491335   0      0
Western Un Co.	                COM	       959802109   3460	    165000  SH       SOLE    NONE     165000   0      0
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